Additional Information-Financial Statement Schedule I Condensed Financial Information of Parent Company - BALANCE SHEETS (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash		$ 3,190	$ 7,950	$ 17,194
Total current assets		51,985	115,398
TOTAL ASSETS		54,390	191,232
Current liabilities:
Accrued expenses		5,335	1,136
Total current liabilities		51,049	167,211
Non-current liabilities:
Total non-current liabilities		810	93,741
TOTAL LIABILITIES		51,859	260,952
Deficit:
Ordinary shares	[1]	5	2
Additional paid-in capital	[1]	186,450	38,559
Accumulated deficit		(192,189)	(146,073)
Accumulated other comprehensive income (loss)		(2,840)	1,382
Total Kaixin Auto Holdings' shareholders' equity (deficit)		(4,570)	(102,126)
TOTAL LIABILITIES AND EQUITY (DEFICIT)		54,390	191,232
Reportable legal entities | Parent
Current assets:
Cash		40	24
Investment in subsidiaries		899
Total current assets		939	24
TOTAL ASSETS		939	24
Current liabilities:
Accrued expenses		1,211	581
Amounts due to subsidiaries		1,684	1,135
Amount due to related parties		2,614
Total current liabilities		5,509	1,716
Non-current liabilities:
Deficit of investment in subsidiaries			100,434
Total non-current liabilities			100,434
TOTAL LIABILITIES		5,509	102,150
Deficit:
Ordinary shares		5	2
Additional paid-in capital		186,450	38,559
Accumulated deficit		(188,185)	(142,069)
Accumulated other comprehensive income (loss)		(2,840)	1,382
Total Kaixin Auto Holdings' shareholders' equity (deficit)		(4,570)	(102,126)
TOTAL LIABILITIES AND EQUITY (DEFICIT)		$ 939	$ 24

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1(a)